SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO

RULE 23c-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-08476

THE GABELLI MULTIMEDIA TRUST INC.

(Name of Registrant)

One Corporate Center

Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (914) 921-5070

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission at least 30 days prior to the date set for the redemption.

(1)	Title of the class of securities of The Gabelli Multimedia Trust Inc. (the “Fund”) to be redeemed:

6.00% Series B Cumulative Preferred Stock, par value $0.001 per share, liquidation preference of $25.00 per share (the “Series B Preferred Stock”) (CUSIP #: 36239Q307).

(2)	The date on which the securities are to be called or redeemed:

The Series B Preferred Stock will be redeemed on December 26, 2019 (the “Redemption Date”).

(3)	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Series B Preferred Stock is to be redeemed pursuant to Article II, Section 3(b) and 3(c) of the Fund’s Articles Supplementary creating and fixing the rights of the Series B Preferred Stock, the form of which was filed with the Securities and Exchange Commission on March 21, 2003 as Exhibit 99(a)(iii) to the Fund’s Registration Statement on Form N-2.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund intends to redeem 100% (791,014 shares) of its outstanding Series B Preferred Stock at the redemption price of $25.00 per share (the “Redemption Price”), which equals the liquidation preference of $25.00 per share. Series B Preferred shareholders of record on December 18, 2019 will receive the quarterly distribution of $0.375 per Series B Preferred share on the payable date of December 26, 2019. Since the Redemption Date and the payable date for the quarterly distribution are both December 26, 2019, no accumulated, unpaid dividends will be included as a component of the Redemption Price. All of the Series B Preferred Stock is held in book-entry form through the Depository Trust Company (“DTC”), and such shares being redeemed will be redeemed in accordance with the procedures of DTC. Payment by the Fund of the Redemption Price will be made to Computershare Trust Company, N.A., as paying agent for this redemption.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notification of Redemption of Securities to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye, and the State of New York, on the 21st day of November, 2019.

The Gabelli Multimedia Trust Inc.

/s/ John C. Ball
By:	John C. Ball
Title:	Treasurer and Principal Financial and Accounting Officer

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